Investment in Joint Venture (Tables) - Asanko Gold Mine (AGM) [Member]	12 Months Ended
Dec. 31, 2020
Disclosure of joint ventures [line items]
Disclosure of investment in joint venture using equity method [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	—	126,264
Company's share of net income (loss) of the JV for the year	59,159	(126,264)
Balance, end of year	59,159	—

Disclosure of operating and financial results of the JV [Table Text Block]

Statement of Income for the years ended December 31, 2020 and 2019

	Note	2020 $	2019 $
Revenues	(i)	418,130	340,969
Production costs	(ii)	(198,347)	(199,234)
Depreciation and depletion	(vi)	(50,934)	(95,418)
Royalties	(ii)	(20,907)	(17,159)
Income from mine operations		147,942	29,158

Exploration and evaluation expenditures		(9,681)	(6,092)
General and administrative expenses		(7,434)	(6,549)
Income from operations		130,827	16,517

Impairment	(xi)	—	(289,589)
Finance expense	(xii)	(3,165)	(8,905)
Finance income		285	283
Foreign exchange gain		3,572	1,171
Net income (loss) after tax for the year		131,519	(280,523)

Company's share of net income (loss) of the JV for the year		59,159	(126,264)

The assets and liabilities of the Asanko Gold Mine JV, on a 100% basis, as at December 31, 2020 and 2019 were as follows:

		December 31, 2020	December 31, 2019
	Note	$	$
Assets
Current assets
Cash and cash equivalents	(xiii)	64,254	40,758
Restricted cash		—	3,000
Receivables		10,820	9,516
Inventories	(iii)	81,675	49,968
Prepaid expenses and deposits		4,841	2,031
Financial assets		68	—
VAT receivable		8,911	10,556
		170,569	115,829
Non-current assets	(iii),(iv),(v),(vi)	280,769	238,781

Total assets		451,338	354,610

Liabilties
Current liabilities
Accounts payable and accrued liabilities		73,102	62,153
Revolving credit facility	(vii)	30,000	—
Lease liability	(viii)	5,608	18,142
Asset retirement provisions	(ix)	1,025	—
		109,735	80,295
Non-current liabilities
Lease liability	(viii)	113	5,063
Long-term incentive plan liability		596	402
Asset retirement provisions	(ix)	71,668	56,148
		72,377	61,613

Total liabilities		182,112	141,908

Equity	(x)	269,226	212,702

Total liabilities and equity		451,338	354,610

Disclosure of production costs of joint venture [Table Text Block]

	December 31, 2020 $	December 31, 2019 $
Raw materials and consumables	(54,588)	(49,560)
Salary and employee benefits	(35,204)	(33,015)
Contractors (net of deferred stripping costs)	(119,337)	(97,443)
Change in stockpile, gold-in-process and gold dore inventories	28,970	(3,056)
Insurance, government fees, permits and other	(17,161)	(15,749)
Share-based payments	(1,027)	(411)
Total production costs	(198,347)	(199,234)

Disclosure of summary of inventories held by the AGM of joint venture
	December 31, 2020	December 31, 2019
	$	$
Gold dore on hand	8,197	2,804
Gold-in-process	1,814	1,726
Ore stockpiles	54,701	29,410
Materials and spare parts	22,152	18,679
Total inventories	86,864	52,619

Less non-current inventories:
Ore stockpiles	(5,189)	(2,651)
Total current inventories	81,675	49,968

Disclosure of right of use assets of joint venture [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	9,429	—
Initial recognition of right-of-use assets upon adoption of IFRS 16	—	36,616
Recognition of mining contractor services agreements entered into during the year	5,604	10,502
Depreciation expense	(9,407)	(17,255)
Derecognition associated with termination of contractor services agreement	(2,753)	(10,343)
Allocation of impairment	—	(10,091)
Balance, end of year	2,873	9,429

Disclosure of lease liability of joint venture [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	23,205	—
Initial recognition of lease liability upon adoption of IFRS 16	—	36,616
Recognition of lease agreements entered into during the year	5,604	10,502
Lease payments made during the year	(17,160)	(15,386)
Interest expense	732	1,817
Derecognition associated with termination of contractor services
agreement	(6,660)	(10,344)
Total lease liability, end of year	5,721	23,205

Less: current lease liability	(5,608)	(18,142)
Total non-current lease liability, end of year	113	5,063

Disclosure of movement in asset retirement obligation [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	56,148	34,036
Accretion expense	550	903
Change in estimate	16,149	21,309
Reclamation undertaken during the year	(154)	(100)
Total asset retirement provisions, end of year	72,693	56,148

Less: current portion of asset retirement provisions	(1,025)	—
Total non-current portion of asset retirement provisions	71,668	56,148

Disclosure of movement inpreferred share investments [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	349,880	369,880
Investment in JV by Gold Fields	—	20,000
Distributions to partners during the year	(75,000)	(40,000)
Balance, end of year	274,880	349,880

Disclosure of pricing assumption [Table Text Block]
Gold price assumption	2020	2021	2022 to 2024	Long-term	Weighted Average
Gold price (per ounce)	$1,500	$1,425	$1,400	$1,350	$1,373

Disclosure of finance expenses incurred by the joint ventures [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Realized and unrealized losses on hedging instruments	(366)	(4,440)
Interest on lease liabilities (note viii)	(732)	(1,817)
Fees and expenses associated with RCF (note vii)	(1,198)	(1,670)
Accretion charges on asset retirement provisions (note ix)	(550)	(903)
Other	(319)	(75)
Total finance expense	(3,165)	(8,905)

Disclosure of cash flows of joint venture [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Cash provided by (used in):
Operating cash flow before working capital changes	183,065	109,785
Operating activities	152,322	120,375
Investing activities	(69,108)	(62,672)
Financing activities	(62,590)	(35,272)
Impact of foreign exchange on cash and cash equivalents	(128)	(321)
Increase in cash and cash equivalents during the year	20,496	22,110
Cash and cash equivalents and restricted cash, beginning of year	43,758	21,648
Cash and cash equivalents and restricted cash, end of year	64,254	43,758